UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sansar Capital Management, L.L.C.*
             ----------------------------------
Address:     16 Raffles Quay #40-02A
             ----------------------------------
             Hong Leong Building
             ----------------------------------
             Singapore 04581
             ----------------------------------

Form 13F File Number:   28-11727
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard B. Astorga
               -----------------------------------
Title:         Chief Operating Officer / CFO / CCO
               -----------------------------------
Phone:         (+65) 6372-7615
               -----------------------------------

Signature, Place, and Date of Signing:

/s/ Richard B. Astorga     Singapore        August 15, 2011
----------------------     ---------        ------------------
* Effective as of January 31, 2011 Sansar Capital Asia Pte. Ltd. and Sansar Capital Management, L.L.C. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $25,072
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                SANSAR CAPITAL MANAGEMENT, L.L.C.
                                          FORM 13F INFORMATION TABLE AS OF JUNE 30, 2011
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                             TITLE OF                     VALUE     SHARES/  SH/  PUT/   INVSTMT   OTHER
NAME OF ISSUER                CLASS             CUSIP    X($1000)   PRN AMT  PRN  CALL  DISCRETN  MANAGERS      SOLE   SHARED   NONE
--------------                -----             -----    --------   -------  ---  ----  --------  --------      ----   ------   ----

ASIAINFO-LINKAGE INC           COM            04518A104   1,240      74,900   SH          SOLE                74,900
CHANGYOU COM LTD               ADS REP CL A   15911M107   2,682      60,906   SH          SOLE                60,906
CHINA INFORMATION TECHNOLOGY   COM            16950L109   6,728   3,234,652   SH          SOLE             3,234,652
CHINANET ONLINE HOLDINGS INC   COM            16949H102   1,018     697,473   SH          SOLE               697,473
JIANGBO PHARMACEUTICALS INC    COM            47737R101     435     141,072   SH          SOLE               141,072
LAS VEGAS SANDS CORP           COM            517834107   6,752     159,960   SH          SOLE               159,960
MEDQUIST HOLDINGS INC          COM            58506K102   3,032     234,639   SH          SOLE               234,639
SKYPEOPLE FRUIT JUICE INC      COM NEW        83086T208   3,185   1,188,450   SH          SOLE             1,188,450